Earnings Per Share (Tables)	6 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share is calculated as follows

	For the Six Months Ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Numerator:
Net income attributable to GLOBAL MOFY AI LIMITED	$5,039,635	$10,319,418
Denominator:
Denominator for basic earnings per share:
Weighted average Class A ordinary shares outstanding
—basic and diluted	4,936,998	1,910,544
Earnings (loss) per Class A ordinary share – basic and diluted	0.87	5.40
Weighted average Class B ordinary shares outstanding
—basic and diluted	848,203	—
Earnings (loss) per Class B ordinary share – basic and diluted	$0.87	$—